Tax Receivables and Tax Payables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Tax receivables	€ 14,338	€ 21,018
Italy
Disclosure of geographical areas [line items]
Tax receivables	4,033
Tax credit	€ 7,645